UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Saba Capital Management, LP
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Address:   405 Lexington Avenue
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           58th Floor
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           New York, New York 10174
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Form 13F File Number:      028-14282
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert K. Simonds
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Title:     General Counsel & Chief Compliance Officer
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Phone:     212-543-3610
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Signature, Place, and Date of Signing:

 /s/ Robert K. Simonds           New York, New York                 5/15/2013
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Note: The information provided herein with respect to warrants is based on (i) the number of warrants held by the Reporting Manager as of March 31, 2013 and
(ii) the price of such warrants as reported by either Bloomberg or Reuters as of March 31, 2013.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        81
                                               -------------

Form 13F Information Table Value Total:        $739,065

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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACTUANT CORP                 CL A NEW         00508X203    7,868    256,947 SH       SOLE                   256,947      0    0
AK STL HLDG CORP             COM              001547108    1,977    597,198 SH       SOLE                   597,198      0    0
ALCOA INC                    COM              013817101    4,643    544,935 SH       SOLE                   544,935      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   14,363    370,000 SH       SOLE                   370,000      0    0
AMKOR TECHNOLOGY INC         COM              031652100    6,205  1,551,337 SH       SOLE                 1,551,337      0    0
ANNALY CAP MGMT INC          COM              035710409    2,539    159,760 SH       SOLE                   159,760      0    0
ARCELORMITTAL SA LUXEMBOURG  MAND CV NT 16    L0302D178   16,812    800,000 SH       SOLE                   800,000      0    0
ARCTIC CAT INC               COM              039670104    5,996    137,217 SH       SOLE                   137,217      0    0
ARVINMERITOR INC             FRNT 4.000% 2/1  043353AH4   19,941 24,480,000 PRN      SOLE                24,480,000      0    0
BEAZER HOMES USA INC         COM              07556Q881      772     48,722 SH       SOLE                    48,722      0    0
BEST BUY INC                 COM              086516101   11,110    501,600 SH  PUT  SOLE                   501,600      0    0
BEST BUY INC                 COM              086516101    2,095     94,600 SH       SOLE                    94,600      0    0
BOYD GAMING CORP             COM              103304101    1,474    178,206 SH       SOLE                   178,206      0    0
CEC ENTMT INC                COM              125137109    4,583    139,945 SH       SOLE                   139,945      0    0
CEMEX SAB DE CV              SPON ADR NEW     151290889      794     65,038 SH       SOLE                    65,038      0    0
CONSOL ENERGY INC            COM              20854P109    1,861     55,309 SH       SOLE                    55,309      0    0
CORNING INC                  COM              219350105   31,576  2,368,798 SH       SOLE                 2,368,798      0    0
CROSSTEX ENERGY INC          COM              22765Y104   18,024    935,835 SH       SOLE                   935,835      0    0
CSX CORP                     COM              126408103    3,905    158,560 SH       SOLE                   158,560      0    0
DELL INC                     COM              24702R101    1,436    100,200 SH  CALL SOLE                   100,200      0    0
DELL INC                     COM              24702R101    2,933    204,687 SH       SOLE                   204,687      0    0
DONNELLEY R R & SONS CO      COM              257867101    4,056    336,596 SH       SOLE                   336,596      0    0
DYNEGY INC NEW DEL           *W EXP 99/99/999 26817R116      400    310,952 SH       SOLE                   310,952      0    0
ENCANA CORP                  COM              292505104    1,187     61,060 SH       SOLE                    61,060      0    0
ENTERGY CORP NEW             COM              29364G103    6,108     96,587 SH       SOLE                    96,587      0    0
FELCOR LODGING TR INC        COM              31430F101    1,268    213,140 SH       SOLE                   213,140      0    0
FOREST OIL CORP              COM PAR $0.01    346091705    5,994  1,139,504 SH       SOLE                 1,139,504      0    0
FOSTER WHEELER AG            COM              H27178104    3,199    140,000 SH       SOLE                   140,000      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    6,640    200,600 SH       SOLE                   200,600      0    0
FTI CONSULTING INC           COM              302941109      748     19,869 SH       SOLE                    19,869      0    0
GENERAL MTRS CO              COM              37045V100   25,676    922,921 SH       SOLE                   922,921      0    0
GENWORTH FINL INC            COM CL A         37247D106   19,882  1,988,233 SH       SOLE                 1,988,233      0    0
GOLAR LNG LTD BERMUDA        SHS              G9456A100   19,589    530,005 SH       SOLE                   530,005      0    0
GOODYEAR TIRE & RUBR CO      COM              382550101   21,429  1,700,000 SH  PUT  SOLE                 1,700,000      0    0
GUESS INC                    COM              401617105    1,490     60,000 SH       SOLE                    60,000      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104    4,074    157,898 SH       SOLE                   157,898      0    0
HASBRO INC                   COM              418056107    6,503    147,989 SH       SOLE                   147,989      0    0
HERBALIFE LTD                COM USD SHS      G4412G101      423     11,300 SH  PUT  SOLE                    11,300      0    0
HEWLETT PACKARD CO           COM              428236103   47,680  2,000,000 SH  PUT  SOLE                 2,000,000      0    0
HEWLETT PACKARD CO           COM              428236103      477     20,000 SH       SOLE                    20,000      0    0
INTERNATIONAL GAME TECHNOLOG COM              459902102    1,559     94,508 SH       SOLE                    94,508      0    0
ISHARES TR                   BARCLYS 1-3YR CR 464288646    4,676     44,307 SH       SOLE                    44,307      0    0
ITRON INC                    COM              465741106   10,359    223,264 SH       SOLE                   223,264      0    0
JONES GROUP INC              COM              48020T101    5,555    436,749 SH       SOLE                   436,749      0    0
LEAP WIRELESS INTL INC       COM NEW          521863308    1,260    213,878 SH       SOLE                   213,878      0    0
LEVEL 3 COMMUNICATIONS INC   COM NEW          52729N308      571     28,150 SH       SOLE                    28,150      0    0
LEXMARK INTL NEW             CL A             529771107    6,600    250,000 SH  PUT  SOLE                   250,000      0    0
LEXMARK INTL NEW             CL A             529771107      409     15,500 SH       SOLE                    15,500      0    0
MBIA INC                     COM              55262C100    1,027    100,000 SH  CALL SOLE                   100,000      0    0
MBIA INC                     COM              55262C100   41,172  4,009,000 SH  PUT  SOLE                 4,009,000      0    0
MBIA INC                     COM              55262C100    3,690    359,331 SH       SOLE                   359,331      0    0
MCCLATCHY CO                 CL A             579489105      743    256,175 SH       SOLE                   256,175      0    0
MERITOR INC                  COM              59001K100    3,019    638,291 SH       SOLE                   638,291      0    0
MGIC INVT CORP WIS           COM              552848103    6,152  1,242,913 SH       SOLE                 1,242,913      0    0
MGM RESORTS INTERNATIONAL    COM              552953101   10,949    832,600 SH       SOLE                   832,600      0    0
MORGAN STANLEY               COM NEW          617446448   21,980  1,000,000 SH  CALL SOLE                 1,000,000      0    0
NORFOLK SOUTHERN CORP        COM              655844108    3,869     50,200 SH       SOLE                    50,200      0    0
PARKER DRILLING CO           COM              701081101    2,977    695,655 SH       SOLE                   695,655      0    0
PEABODY ENERGY CORP          COM              704549104    1,010     47,750 SH       SOLE                    47,750      0    0
PENNEY J C INC               COM              708160106   23,836  1,577,500 SH  PUT  SOLE                 1,577,500      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
PENNEY J C INC               COM              708160106      860     56,914 SH       SOLE                    56,914      0    0
PITNEY BOWES INC             COM              724479100   22,832  1,536,500 SH  CALL SOLE                 1,536,500      0    0
POLYPORE INTL INC            COM              73179V103    3,472     86,403 SH       SOLE                    86,403      0    0
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    1,881     74,918 SH       SOLE                    74,918      0    0
QUEST DIAGNOSTICS INC        COM              74834L100   33,284    589,500 SH  CALL SOLE                   589,500      0    0
RITE AID CORP                COM              767754104   21,241 11,179,731 SH       SOLE                11,179,731      0    0
SAKS INC                     COM              79377W108    1,804    157,320 SH       SOLE                   157,320      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   51,563    329,374 SH       SOLE                   329,374      0    0
SPDR SERIES TRUST            BRC HGH YLD BD   78464A417    4,464    108,580 SH       SOLE                   108,580      0    0
STANLEY BLACK & DECKER INC   COM              854502101    7,733     95,503 SH       SOLE                    95,503      0    0
STAPLES INC                  COM              855030102   27,004  2,012,200 SH  PUT  SOLE                 2,012,200      0    0
STAPLES INC                  COM              855030102   22,319  1,661,895 SH       SOLE                 1,661,895      0    0
SUPERVALU INC                COM              868536103    4,045    802,571 SH       SOLE                   802,571      0    0
SYNOVUS FINL CORP            COM              87161C105    3,147  1,136,019 SH       SOLE                 1,136,019      0    0
TEEKAY CORPORATION           COM              Y8564W103   18,596    517,123 SH       SOLE                   517,123      0    0
THOMPSON CREEK METALS CO INC UNIT 99/99/9999  884768300      830     50,000 SH       SOLE                    50,000      0    0
VANGUARD SCOTTSDALE FDS      SHRT TRM CORP BD 92206C409    1,067     13,276 SH       SOLE                    13,276      0    0
VISTEON CORP                 COM NEW          92839U206    1,241     21,510 SH       SOLE                    21,510      0    0
WALTER ENERGY INC            COM              93317Q105    1,344     47,156 SH       SOLE                    47,156      0    0
WEATHERFORD INTERNATIONAL LT REG SHS          H27013103   14,848  1,223,082 SH       SOLE                 1,223,082      0    0
WENDYS CO                    COM              95058W100    6,347  1,119,474 SH       SOLE                 1,119,474      0    0
